Trading liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trading liabilities [Line Items]
Trading liabilities	₩ 1,848,490	₩ 1,976,760
Trading liabilities
Trading liabilities [Line Items]
Trading liabilities	1,848,490	1,976,760
Securities sold
Trading liabilities [Line Items]
Trading liabilities	1,413,904	1,490,765
Stocks
Trading liabilities [Line Items]
Trading liabilities	495,019	581,625
Municipal bonds
Trading liabilities [Line Items]
Trading liabilities	871,884	815,383
Other securities
Trading liabilities [Line Items]
Trading liabilities	47,001	93,757
Gold deposits
Trading liabilities [Line Items]
Trading liabilities	₩ 434,586	₩ 485,995